CONSOLIDATED BALANCE SHEETS (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance for credit loss, current	$ 41	$ 41
Long-term investments and other assets, credit losses	$ 1	$ 1
Common shares (note 26)
Common shares outstanding (in shares)	281,531,833	280,269,038
Common shares issued (shares)	281,500,000	280,300,000